Borrowings (Details 3) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	$ 28,811,166	$ 32,649,635
NCN Class II due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	18,915,962	22,110,412
NCN Class IV due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	7,602,883	8,309,532
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	$ 2,292,321	$ 2,229,691